Commitments and contingencies - Additional Information (Detail)	Dec. 31, 2023 EUR (€)	Oct. 19, 2023 EUR (€) letter_of_credit	Dec. 31, 2022 EUR (€)	Dec. 19, 2022 EUR (€)
Disclosure of non-adjusting events after reporting period [line items]
Purchase commitments for chargers and charging infrastructure	€ 4,890,000		€ 2,452,000
Purchase Of Electricity
Disclosure of non-adjusting events after reporting period [line items]
Purchase commitments for electricity	27,960,000		35,990,000
Purchase Of Electricity, Other
Disclosure of non-adjusting events after reporting period [line items]
Purchase commitments for electricity	€ 256,554,000		€ 69,701,000
Issuance Of Guarantees And Letters Of Credit | Renewed facility
Disclosure of non-adjusting events after reporting period [line items]
Notional amount				€ 30,000,000
Issuance Of Guarantees And Letters Of Credit | Renewed facility | Solarpark Lindenhof GmbH
Disclosure of non-adjusting events after reporting period [line items]
Notional amount		€ 6,250,000
Number of borrowing instruments | letter_of_credit		1
Issuance Of Guarantees And Letters Of Credit | Renewed facility | Société Générale
Disclosure of non-adjusting events after reporting period [line items]
Notional amount		€ 6,250,000
Number of borrowing instruments | letter_of_credit		1